Significant Accounting Policies (Cash, Cash Equivalents, and Restricted Cash) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 3,525	$ 6,234	$ 9,562	$ 75,656
Restricted cash	375	750	750	1,000
Total cash, cash equivalents and restricted cash	3,900	$ 6,984	$ 10,312	$ 76,656	$ 110,618
Assets held for sale, not discontinued operations
Property, plant and equipment, held for sale	$ 2,200